Consolidated Statements of Changes in Shareholders' Equity	USD ($)	CNY (¥)	Ordinary shares [Member] USD ($) shares	Ordinary shares [Member] CNY (¥) shares	High-vote ordinary shares [Member] USD ($) shares	High-vote ordinary shares [Member] CNY (¥) shares	Treasury shares [Member] USD ($) shares	Treasury shares [Member] CNY (¥) shares	Additional paid- in capital [Member] USD ($)	Additional paid- in capital [Member] CNY (¥)	Statutory reserves [Member] USD ($)	Statutory reserves [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Noncontrolling interest [Member] USD ($)	Noncontrolling interest [Member] CNY (¥)
Balance at Dec. 31, 2012		¥ 2,036,874,263		¥ 2,864,471		¥ 2,690,950		¥ (70,104,782)		¥ 2,238,576,796		¥ 15,408,707		¥ (152,561,879)
Balance, shares at Dec. 31, 2012 | shares			37,871,366	37,871,366	33,589,204	33,589,204	(2,535,474)	(2,535,474)
Net income/(loss)		¥ (168,205,494)												(167,730,074)		¥ (475,420)
Statutory reserves												¥ 4,715,975		(4,715,975)
Exercise of share options		¥ 23,612,020						¥ 20,536,636		¥ 3,220,263				(144,879)
Exercise of share options, shares | shares							794,454	794,454
Vesting of restricted share units		231,823						¥ 18,638,625		¥ (2,664,446)				¥ (15,742,356)
Vesting of restricted share units, shares | shares							719,902	719,902
Acquisition of 2013 Acquired Company and Shenzhen JL (note 3)		16,734,018														¥ 16,734,018
Equity issuance of a subsidiary		2,837,650														¥ 2,837,650
Share-based compensation cost		59,000,006								¥ 59,000,006
Balance at Dec. 31, 2013		1,971,084,286		¥ 2,864,471		¥ 2,690,950		¥ (30,929,521)		¥ 2,298,132,619		¥ 20,124,682		¥ (340,895,163)		¥ 19,096,248
Balance, shares at Dec. 31, 2013 | shares			37,871,366	37,871,366	33,589,204	33,589,204	(1,021,118)	(1,021,118)
Net income/(loss)		¥ (274,623,421)												(268,943,201)		¥ (5,680,220)
Statutory reserves												¥ (16,459,496)		16,459,496
Exercise of share options		¥ 21,771,996		¥ 7,445				¥ 13,873,381		¥ 8,973,308				(1,082,138)
Exercise of share options, shares | shares			121,306	121,306			443,186	443,186
Vesting of restricted share units		159,426		¥ 36,539				¥ 21,555,806		¥ (4,747,947)				¥ (16,684,972)
Vesting of restricted share units, shares | shares			597,572	597,572			684,436	684,436
Acquisition of 2013 Acquired Company and Shenzhen JL (note 3)		65,254,354														¥ 65,254,354
Equity issuance of a subsidiary		638,265														¥ 638,265
Share-based compensation cost		95,509,602								¥ 95,509,602
Repurchase of ordinary shares		(4,499,666)						¥ (4,499,666)
Repurchase of ordinary shares, shares | shares							(106,504)	(106,504)
Repurchase of equity awards		(15,663,953)												¥ (15,663,953)
Repurchase of equity awards, shares | shares			(288,786)	(288,786)
Dividends to noncontrolling shareholders		(2,659,070)														¥ (2,659,070)
Balance at Dec. 31, 2014		1,856,971,819		¥ 2,908,455		¥ 2,690,950				¥ 2,397,867,582		¥ 3,665,186		¥ (626,809,931)		76,649,577
Balance, shares at Dec. 31, 2014 | shares			38,301,458	38,301,458	33,589,204	33,589,204
Net income/(loss)	$ (163,941,824)	¥ (1,061,982,351)												(1,015,229,541)		¥ (46,752,810)
Statutory reserves												¥ 6,160,586		¥ (6,160,586)
Exercise of share options		¥ 25,396,880		¥ 37,266						¥ 25,359,614
Exercise of share options, shares | shares			603,786	603,786
Vesting of restricted share units				¥ 170,174						(170,174)
Vesting of restricted share units, shares | shares			2,731,726	2,731,726
Equity issuance of a subsidiary		¥ 3,052,560								¥ 3,277,887						¥ (225,327)
Disposition of a subsidiaryDecrease from deconsolidation		(2,161,413)														¥ (2,161,413)
Share-based compensation cost		284,338,623								¥ 284,338,623
Settlement of share-based awards		(89,597,295)								(82,011,111)				¥ (7,586,184)
Balance at Dec. 31, 2015	$ 156,846,278	¥ 1,016,018,823	$ 481,011	¥ 3,115,895	$ 415,411	¥ 2,690,950			$ 405,795,551	¥ 2,628,662,421	$ 1,516,838	¥ 9,825,772	$ (255,609,349)	¥ (1,655,786,242)	$ 4,246,816	¥ 27,510,027
Balance, shares at Dec. 31, 2015 | shares			41,636,970	41,636,970	33,589,204	33,589,204